SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT USEFUL LIFE (Details)	Dec. 31, 2024
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	6 years
Estimated residual	10.00%
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Estimated residual	5.00%